SUPPLEMENT TO THE
SWEEP CLASS PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO GOVERNMENT MONEY MARKET FUNDS
Wells Fargo Government Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Wells Fargo 100% Treasury Money Market Fund
 (each a "Fund" and together the "Funds")

At a meeting held on November 15-16, 2016, the Board of Trustees of the Funds approved a reduction in the class-level administration fee of the Sweep Class from 0.22% to 0.03%.

I. Class-Level Administration Fee Change

Effective immediately, to reflect changes made as a result of this fee reduction, each Fund's Annual Fund Operating Expenses table for Sweep Class in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Government Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.77%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Treasury Plus Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.78%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

100% Treasury Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.31%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

Government Money Market Fund

After:
1 Year	$79
3 Years	$246
5 Years	$428
10 Years	$954

Treasury Plus Money Market Fund

After:
1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

100% Treasury Money Market Fund

After:
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

III. In addition, the Class-Level Administrator Fee table in the Funds' Statement of Additional Information, under the section entitled "Management - Manager and Class-Level Administrator", is hereby replaced with the following:

Class-Level Administrator Fee
Share Class	% of Average Daily Net Assets
Administrator Class	0.10%
Class A, Class B and Class C	0.22%
Institutional Class and Premier Class	0.08%
Service Class	0.12%
Select Class	0.04%
Sweep Class	0.03%
November 17, 2016	MMSW116/P1215SP